4. Bluestone Acquisition and Power-Save Sale (Details 1) (Power Save, USD $)	Dec. 31, 2012
Power Save
Assets given and liabilities released
Notes receivable	$ (18,446)
Inventories	(65,565)
Prepaid expenses and other	(4,765)
Property and equipment	(48,406)
Accounts payable	180,103
Notes payable	19,217
Total Acquisiton	62,138
Less, cash transferred in disposal	(20,642)
Total Power Save Sale	$ 41,496